SEGMENT INFORMATION (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Fiomi [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Interest expense from discontinued operations	$ 5